Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Post Retirement			$ 94	$ 336
Employee Benefits			10,077	11,720
Inventory			6,711	4,750
Accounts receivable			1,657	3,404
Fixed asset basis difference			4,122	5,875
Net operating loss carryforward			22,771	13,229
Goodwill			0	435
Natural gas hedge			0	759
Other			3,273	3,672
Total deferred income tax asset			48,705	44,180
Deferred income tax liabilities:
Other indefinite lived intangibles		(9,300)	(8,635)	(8,635)
Natural gas hedge			(25)	0
Goodwill			(1,184)	0
Other definite lived intangibles			(10,658)	(12,298)
Total deferred income tax liability			(20,502)	(20,933)
Net deferred income tax asset before valuation allowance			28,203	23,247
Valuation allowance		(20,700)	(17,683)	(9,303)
Net deferred income tax asset			10,520	13,944
Current deferred income tax asset, net	0		5,622	6,689
Noncurrent deferred income tax asset, net	0		14,717	15,890
Noncurrent deferred income tax (liability)	$ (9,254)		$ (9,819)	$ (8,635)